Document and Entity Information	May 06, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2921
Entity Tax Identification Number	44-0382470
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	Panhandle Eastern Pipe Line Company, LP
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000076063